Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2016
Machinery and equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	3 years
Machinery and equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Purchased software | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	3 years
Purchased software | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture and fixtures
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	Lesser of 7 years or lease term